Loans Payable (Details) - Schedule of Loans Payable - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Schedule of Loans Payable [Abstract]
Loan payable	$ 2,545,615	$ 493,159		$ 506,578
Non-current loan payable		2,113,539		2,171,050
Total	$ 2,545,615	$ 2,606,698	$ 2,606,698	$ 2,677,628